Vessels, net	12 Months Ended
Dec. 31, 2022
Vessels, net [Abstract]
Vessels, net
5.	Vessels, net:

(a)	Vessels, net:

The amounts in the accompanying combined carve-out balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance January 13, 2021	$—	$—	$—
Acquisitions, improvements, and other vessel costs	111,754,934	—	111,754,934
Period depreciation	—	(3,668,654)	(3,668,654)
Balance December 31, 2021	111,754,934	(3,668,654)	108,086,280
Acquisitions, improvements, and other vessel costs	385,729	—	385,729
Vessel disposal	(10,018,583)	599,930	(9,418,653)
Period depreciation	—	(6,567,178)	(6,567,178)
Balance December 31, 2022	$102,122,080	$(9,635,902)	$92,486,178

(b)	Vessel Acquisitions and other Capital Expenditures:

During the period ended December 31, 2021, the Company initiated its operations and agreed from time to time to acquire the seven Aframax/LR2 and two Handysize tankers comprising its tanker fleet as of December 31, 2021 (the “2021 Vessel Acquisitions”) for an aggregate cash consideration of $109.4 million in a number of separate transactions with unaffiliated third parties. All the 2021 Vessel Acquisitions were concluded on delivery during the period ended December 31, 2021 and were financed with the net contributions from Castor and the net debt proceeds further discussed under Note 6. All vessels except two were acquired charter free. The vessels Wonder Polaris and Wonder Sirius were on a time charter with expiration within one year. A separate agreement was entered into with the prior owner, the charterer and the new owner to novate the time charter to the Company, as the purchase of the vessels did not automatically entail the transfer of the charter. The Company considered whether any value should be assigned to the attached charter party agreements novated for vessels Wonder Polaris and Wonder Sirius and concluded that the contracted daily charter rate were at market rates by obtaining independent broker valuations that reflected the fair value of the vessel with and without the attached time charter and hence no allocation of value was assigned to the agreements.

The Company accounted for all its acquisitions as acquisition of assets, as the fair values of the vessels are concentrated in a single identifiable asset.

During the year ended December 31, 2022, there were no acquisitions.

The Company reviewed all its vessels for impairment, and none were found to be impaired at December 31, 2021 and December 31, 2022.

(c)	Vessels Disposal:

Due to a favorable offer, on May 9, 2022, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Arcturus, for a gross sale price of $13.15 million. The vessel was delivered to its new owners on July 15, 2022. In connection with the subject sale, the Company recognized during the third quarter of 2022 a net gain of $3.2 million which is separately presented in ‘Gain on sale of vessel’ in the accompanying combined statements of comprehensive (loss)/income.

As of December 31, 2022, two vessels in the Company’s fleet having an aggregate carrying value of $24.8 million were first priority mortgaged as security for their respective loan facility (Note 6).